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                                                      [SHIP LOGO VANGUARD /(R)/]






VANGUARD/(R)/ WELLESLEY/(R)/ INCOME FUND


Supplement to the Prospectus dated January 25, 2008

Effective June 30, 2008, Earl E. McEvoy will retire as Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management Company, LLP (Wellington Management), and will no longer manage assets for Vanguard Wellesley Income Fund.

Effective immediately, John C. Keogh, Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management, is co-manager of the fixed income portion of the Wellesley Income Fund with Mr. McEvoy. Mr. Keogh will become lead manager of this portion of the Fund upon Mr. McEvoy's retirement. Mr. Keogh, who has worked in investment management for Wellington Management since 1983, received his B.A. in economics from Tufts University.











(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                         PS27 022008

                                                      [SHIP LOGO VANGUARD /(R)/]



VANGUARD/(R)/ WELLESLEY/(R)/ INCOME FUND



Supplement to the Statement of Additional Information dated January 25, 2008

Effective June 30, 2008, Earl E. McEvoy will retire as Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management Company, LLP (Wellington Management), and will no longer manage assets for Vanguard Wellesley Income Fund.

Effective immediately, John C. Keogh, Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management, is co-manager of the fixed income portion of the Wellesley Income Fund with Mr. McEvoy. Mr. Keogh will become lead manager of this portion of the Fund upon Mr. McEvoy's retirement. Mr. Keogh, who has worked in investment management for Wellington Management since 1983, received his B.A. in economics from Tufts University.












(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      PSAI27 022008


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